Related Parties (Details 1) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liabilities:
The Company's and PC's traded notes	₪ 116,130	₪ 211,790
Benefits payable to key management personnel	3,499	2,114
Balances with related parties	₪ 119,629	₪ 213,904